THE SELECT SECTOR SPDR® TRUST

July 24, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Select Sector SPDR Trust (Registration Nos. 333-57791 and 811-08837)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of The Select Sector SPDR® Trust (the “Trust”), we are filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”) and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 27 to the Trust’s Registration Statement under the Securities Act and Amendment No. 30 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 27/30”), including (i) the Prospectus for The Financial Services Select Sector SPDR Fund and The Real Estate Select Sector SPDR Fund (each a “Fund”, collectively the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature page.

Amendment No. 27/30 is being filed principally for registering each Fund as a new series of the Trust. It is intended that this Amendment No. 27/30 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 664-7307.

Very truly yours,

/s/ Joshua A. Weinberg
Joshua A. Weinberg
Chief Legal Officer
The Select Sector SPDR Trust